Related Party Disclosures (Details)	6 Months Ended
Dec. 31, 2025 MYR (RM) shares
Liew Kok Leong [Member]
Related Party Disclosures [Line Items]
Office rental | RM	RM 66,000
Number of shares issued | shares	1
ARB Synergy [Member]
Related Party Disclosures [Line Items]
Issued and paid up share capital	100.00%